Compensation Options (Details) - Compensation Options [Member] - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Outstanding, Beginning	2,015,625	2,486,803	2,486,803
Expired	(2,015,625)	(471,178)
Outstanding and exercisable, Ending		2,015,625
Weighted Average Exercise Price, Outstanding Beginning	$ 0.40
Weighted Average Exercise Price, Expired	(0.40)	$ (0.50)
Weighted Average Exercise Price, Outstanding and exeercisable, Ending	$ 0	$ 0.42	$ 0.42
Weighted Average Remaining Contractual Life (years), Outstanding Beginning	3 months 25 days
Weighted Average Remaining Contractual Life (years), Outstanding and exercisable Ending		2 years 2 months 23 days	1 year 2 months 23 days